Financial Instruments - Summary of Offsetting Risk Management Positions (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Gross Amount, Risk Management Asset	$ 263	$ 70
Amount Offset, Risk Management Asset	(215)	(65)
Net Amount per Consolidated Financial Statements, Risk Management Asset	48	5
Gross Amount, Risk Management Liabilities	331	123
Amount Offset, Risk Management Liabilities	(215)	(65)
Net Amount per Consolidated Financial Statements, Risk Management Liabilities	116	58
Gross Amount, Risk Management Net	(68)	(53)
Amount Offset, Risk Management Net	0	0
Net Amount per Consolidated Financial Statements, Risk Management Net	$ (68)	$ (53)